VIA EDGAR

January 3, 2025

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectuses and Statements of Additional Information for the EMQQ The Emerging Markets Internet ETF, FMQQ The Next Frontier Internet ETF, INQQ The India Internet ETF, and Vesper U.S. Large Cap Short-Term Reversal Strategy ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 440, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-24-112031 on December 23, 2024, effective on December 30, 2024.

If you have any questions, please contact me at 518-282-4558.

Sincerely,

/s/ Richard Malinowski

Richard Malinowski